UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09140

          Virtus Retirement Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                                 Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

            Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.4%

DFA Emerging Markets Core Equity Portfolio	1,308		$22
DFA Inflation Protected Securities Portfolio	52,076		622
DFA International Core Equity Portfolio	2,348		26
DFA Large Cap International Portfolio	2,744		52
DFA LTIP Portfolio	19,375		182
DFA US Core Equity 1 Portfolio	4,705		82
DFA US Large Company Portfolio	5,132		83

TOTAL MUTUAL FUNDS (Identified Cost $1,005)			1,069

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $1,005)			1,069

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund(3)—0.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	1,680		2

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2)			2

TOTAL INVESTMENTS—99.6% (Identified Cost $1,007)			1,071(1)

Other assets and liabilities, net—0.4%			4

NET ASSETS—100.0%		$	1,075

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,069	$1,069
Short-Term Investment	2	2
Total Investments	$1,071	$1,071

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	1,862		$31
DFA Inflation Protected Securities Portfolio	28,212		337
DFA International Core Equity Portfolio	3,361		38
DFA Large Cap International Portfolio	3,872		74
DFA LTIP Portfolio	34,351		323
DFA Short-Term Extended Quality Portfolio	1,966		21
DFA Two-Year Global Fixed Income Portfolio	2,124		21
DFA US Core Equity 1 Portfolio	6,724		117
DFA US Large Company Portfolio	7,244		117

TOTAL MUTUAL FUNDS (Identified Cost $1,004)			1,079

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $1,004)			1,079

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund(3)—0.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	2,343		2

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2)			2

TOTAL INVESTMENTS—99.7% (Identified Cost $1,006)			1,081(1)

Other assets and liabilities, net—0.3%			3

NET ASSETS—100.0%		$	1,084

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,079	$1,079
Short-Term Investment	2	2
Total Investments	$1,081	$1,081

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	2,556		$43
DFA Inflation Protected Securities Portfolio	8,030		96
DFA International Core Equity Portfolio	4,556		51
DFA Large Cap International Portfolio	5,350		102
DFA LTIP Portfolio	39,004		367
DFA Short-Term Extended Quality Portfolio	4,482		49
DFA Two-Year Global Fixed Income Portfolio	4,887		49
DFA US Core Equity 1 Portfolio	9,199		159
DFA US Large Company Portfolio	9,925		160

TOTAL MUTUAL FUNDS (Identified Cost $998)			1,076

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $998)			1,076

SHORT-TERM INVESTMENT—0.3%

Money Market Mutual Fund(3)—0.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	3,178		3

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3)			3

TOTAL INVESTMENTS—99.8% (Identified Cost $1,001)			1,079(1)

Other assets and liabilities, net—0.2%			2

NET ASSETS—100.0%		$	1,081

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,076	$1,076
Short-Term Investment	3	3
Total Investments	$1,079	$1,079

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	3,303		$56
DFA International Core Equity Portfolio	5,886		66
DFA Large Cap International Portfolio	6,850		131
DFA LTIP Portfolio	27,359		257
DFA Short-Term Extended Quality Portfolio	7,136		78
DFA Two-Year Global Fixed Income Portfolio	7,769		78
DFA US Core Equity 1 Portfolio	11,779		204
DFA US Large Company Portfolio	12,627		204

TOTAL MUTUAL FUNDS (Identified Cost $1,001)			1,074

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $1,001)			1,074

SHORT-TERM INVESTMENT—0.4%

Money Market Mutual Fund(3)—0.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	4,083		4

TOTAL SHORT-TERM INVESTMENT (Identified Cost $4)			4

TOTAL INVESTMENTS—99.9% (Identified Cost $1,005)			1,078(1)

Other assets and liabilities, net—0.1%			1

NET ASSETS—100.0%		$	1,079

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,074	$1,074
Short-term Investment	4	4
Total Investments	$1,078	$1,078

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	4,061		$69
DFA International Core Equity Portfolio	7,219		81
DFA Large Cap International Portfolio	8,533		163
DFA LTIP Portfolio	5,411		51
DFA Short-Term Extended Quality Portfolio	9,872		107
DFA Two-Year Global Fixed Income Portfolio	10,734		107
DFA US Core Equity 1 Portfolio	14,634		254
DFA US Large Company Portfolio	15,687		252

TOTAL MUTUAL FUNDS (Identified Cost $1,024)			1,084

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $1,024)			1,084

SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund(3)—0.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	4,972		5

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5)			5

TOTAL INVESTMENTS—100.0% (Identified Cost $1,029)			1,089(1)

Other assets and liabilities, net—0.0%			0

NET ASSETS—100.0%		$	1,089

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,084	$1,084
Short-Term Investment	5	5
Total Investments	$1,089	$1,089

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	4,783		$81
DFA International Core Equity Portfolio	8,561		96
DFA Large Cap International Portfolio	9,999		191
DFA Short-Term Extended Quality Portfolio	5,481		60
DFA Two-Year Global Fixed Income Portfolio	5,959		59
DFA US Core Equity 1 Portfolio	17,172		298
DFA US Large Company Portfolio	18,472		297

TOTAL MUTUAL FUNDS (Identified Cost $1,018)			1,082

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $1,018)			1,082

SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund(3)—0.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	5,206		5

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5)			5

TOTAL INVESTMENTS—100.0% (Identified Cost $1,023)			1,087(1)

Other assets and liabilities, net—0.0%			0

NET ASSETS—100.0%		$	1,087

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,082	$1,082
Short-Term Investment	5	5
Total Investments	$1,087	$1,087

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	5,002		$84
DFA International Core Equity Portfolio	9,023		101
DFA Large Cap International Portfolio	10,531		202
DFA Short-Term Extended Quality Portfolio	2,425		26
DFA Two-Year Global Fixed Income Portfolio	2,765		28
DFA US Core Equity 1 Portfolio	18,076		314
DFA US Large Company Portfolio	19,467		313

TOTAL MUTUAL FUNDS (Identified Cost $999)			1,068

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $999)			1,068

SHORT-TERM INVESTMENT—0.6%

Money Market Mutual Fund(3)—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	5,636		6

TOTAL SHORT-TERM INVESTMENT (Identified Cost $6)			6

TOTAL INVESTMENTS—100.1% (Identified Cost $1,005)			1,074(1)

Other assets and liabilities, net—(0.1)%			(1)

NET ASSETS—100.0%		$	1,073

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,068	$1,068
Short-Term Investment	6	6
Total Investments	$1,074	$1,074

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	5,002		$84
DFA International Core Equity Portfolio	9,023		101
DFA Large Cap International Portfolio	10,531		202
DFA Short-Term Extended Quality Portfolio	2,425		26
DFA Two-Year Global Fixed Income Portfolio	2,760		28
DFA US Core Equity 1 Portfolio	18,079		314
DFA US Large Company Portfolio	19,467		313

TOTAL MUTUAL FUNDS (Identified Cost $999)			1,068

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $999)			1,068

SHORT-TERM INVESTMENT—0.6%

Money Market Mutual Fund(3)—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	5,636		6

TOTAL SHORT-TERM INVESTMENT (Identified Cost $6)			6

TOTAL INVESTMENTS—100.1% (Identified Cost $1,005)			1,074(1)

Other assets and liabilities, net—(0.1)%			(1)

NET ASSETS—100.0%		$	1,073

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,068	$1,068
Short-Term Investment	6	6
Total Investments	$1,074	$1,074

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	5,002		$84
DFA International Core Equity Portfolio	9,023		101
DFA Large Cap International Portfolio	10,531		202
DFA Short-Term Extended Quality Portfolio	2,425		26
DFA Two-Year Global Fixed Income Portfolio	2,760		28
DFA US Core Equity 1 Portfolio	18,079		314
DFA US Large Company Portfolio	19,467		313

TOTAL MUTUAL FUNDS (Identified Cost $1,000)			1,068

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $1,000)			1,068

SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund(3)—0.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	5,363		5

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5)			5

TOTAL INVESTMENTS—100.0% (Identified Cost $1,005)			1,073(1)

Other assets and liabilities, net—0.0%			0

NET ASSETS—100.0%		$	1,073

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,068	$1,068
Short-Term Investment	5	5
Total Investments	$1,073	$1,073

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—99.5%

DFA Emerging Markets Core Equity Portfolio	5,002		$84
DFA International Core Equity Portfolio	9,023		101
DFA Large Cap International Portfolio	10,531		202
DFA Short-Term Extended Quality Portfolio	2,425		26
DFA Two-Year Global Fixed Income Portfolio	2,765		28
DFA US Core Equity 1 Portfolio	18,101		314
DFA US Large Company Portfolio	19,443		313

TOTAL MUTUAL FUNDS (Identified Cost $1,001)			1,068

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $1,001)			1,068

SHORT-TERM INVESTMENT—0.6%

Money Market Mutual Fund(3)—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)	5,663		6

TOTAL SHORT-TERM INVESTMENT (Identified Cost $6)			6

TOTAL INVESTMENTS—100.1% (Identified Cost $1,007)			1,074(1)

Other assets and liabilities, net—(0.1)%			(1)

NET ASSETS—100.0%		$	1,073

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and their prospectus’ and annual reports are publicly available.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,068	$1,068
Short-Term Investment	6	6
Total Investments	$1,074	$1,074

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED)

The Trust was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Trust, in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED) (CONTINUED)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Virtus DFA 2015 Target Date Retirement Income Fund	$1,007	$64	$-	$64
Virtus DFA 2020 Target Date Retirement Income Fund	1,006	75	-	75
Virtus DFA 2025 Target Date Retirement Income Fund	1,001	78	-	78
Virtus DFA 2030 Target Date Retirement Income Fund	1,005	73	-	73
Virtus DFA 2035 Target Date Retirement Income Fund	1,029	60	-	60
Virtus DFA 2040 Target Date Retirement Income Fund	1,023	64	-	64
Virtus DFA 2045 Target Date Retirement Income Fund	1,005	69	-	69
Virtus DFA 2050 Target Date Retirement Income Fund	1,005	69	-	69
Virtus DFA 2055 Target Date Retirement Income Fund	1,005	68	-	68
Virtus DFA 2060 Target Date Retirement Income Fund	1,007	67	-	67

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED) (CONTINUED)

NOTE 3 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Retirement Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/27/16

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	5/27/16

* Print the name and title of each signing officer under his or her signature.